Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of table lists the constituent companies
Company name	Jurisdiction	Incorporation Date	Ownership
Brera Holdings PLC	Ireland	June 30, 2022	Group Holding Company
Brera Milano Srl	Italy	December 20, 2016	100% (via Brera Holdings PLC)

Schedule of estimated useful lives, using the straight-line method
Years
Leasehold improvements	5
Furniture and fittings	5
Office equipment and software	5